S-K 1602, SPAC Registered Offerings	Jun. 05, 2026
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our acquisition strategy focuses on identifying and acquiring a business that aligns with and enhances the extensive expertise of our management team. We will leverage our sponsor’s robust network and our management team’s industry relationships to generate a pipeline of compelling business combination opportunities. Following the completion of this offering, our management team will immediately commence a disciplined process of target identification, due diligence, and transaction evaluation.

Our management team, in collaboration with D. Boral, and their respective affiliates, brings proven expertise in:

•        identifying, structuring, and executing strategic business acquisitions and divestitures;

•        successfully closing transactions in varying economic climates and market conditions across multiple jurisdictions;

•        cultivating and maintaining relationships with business owners, institutional investors, and executive leadership teams;

•        orchestrating complex transaction negotiations across diverse business environments;

•        securing strategic capital partnerships and navigating financial markets;

•        providing operational leadership, developing effective corporate strategies and attracting and developing exceptional talent;

•        implementing post-acquisition integration strategies and synergy realization plans; and

•        driving sustainable growth through strategic initiatives, operational improvements, and calculated geographic and product line expansions.

While we may pursue an acquisition opportunity in any business, industry, sector or geographical location, we intend to focus on industries that complement our management team’s background and experience. In particular, we expect to target businesses operating in sectors where our team has deep domain expertise, including technology-enabled services, performance marketing and customer acquisition platforms, digital media and marketplace models, data analytics and AI-driven solutions, and businesses operating in regulated industries such as insurance and financial services.

De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 12 months from the closing of this offering to consummate our initial business combination. We may extend the initial 12-month time period to consummate an initial business combination by no more than two (2) three-month periods by depositing an additional $0.10 per share for each three-month period into the trust account to consummate the initial business combination. If we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. There are no limitations on the number of times we may seek shareholder approval for an extension or the length of time of any such extension.
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]

We have until the date that is 12 months from the closing of this offering to consummate our initial business combination. We may extend the initial 12-month time period to consummate an initial business combination by no more than two (2) three-month periods by depositing an additional $0.10 per share for each three-month period into the trust account to consummate the initial business combination. If we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. There are no limitations on the number of times we may seek shareholder approval for an extension or the length of time of any such extension. However, if we seek shareholder approval for an extension, holders of public shares (other than our initial shareholders, directors and officers) will be offered an opportunity to redeem their shares upon the approval or effectiveness of such amendment at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable law.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules require that we must complete one or more business combinations having an aggregate fair market value of at least 90% of the value of the assets held in the trust account (excluding taxes payable on the interest earned on the trust account, and excluding the amount of any deferred underwriting commissions). Our board of directors will make the determination as to the fair market value of our initial business combination. If our board of directors is not able to independently determine the fair market value of our initial business combination, we will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions with respect to the satisfaction of such criteria. While we consider it likely that our board of directors will be able to make an independent determination of the fair market value of our initial business combination, it may be unable to do so if it is less familiar or experienced with the business of a particular target or if there is a significant amount of uncertainty as to the value of the target’s assets or prospects. Additionally, pursuant to Nasdaq rules, any initial business combination must be approved by a majority of our independent directors.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption rights for public shareholders upon completion of our initial business combination:

  We will provide our public shareholders (other than our initial shareholders, directors and officers) with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of taxes payable, if any), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants or rights. Our sponsor, officers and directors pursuant to a letter agreement with us, have agreed to waive their redemption rights (if any) with respect to their founder shares, private shares and any public shares they may acquire during or after this offering, and the representative of the underwriters pursuant to the underwriting agreement has agreed to waive its redemption rights (if any) with respect to its representative shares in connection with the completion of our initial business combination.

Manner of conducting redemptions:

We will provide our public shareholders (other than our initial shareholders, directors and officers) with the opportunity to redeem all or a portion of their public shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the initial business combination or (ii) without a shareholder vote by means of a tender offer. Each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against an initial business combination, or whether they do not vote or abstain from voting on the initial business combination. The decision as to whether we will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirements. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding Class A ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.

The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by a special resolution. Such special resolution may be passed: (a) by a majority of at least two-thirds (or such other threshold as may be specified under the Companies Act from time to time) of such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at a general meeting of the company of which notice specifying the intention to propose the resolution as a special resolution has been duly given and where a poll is taken regard shall be had in computing a majority to the number of votes to which each shareholder is entitled; or (b) in writing by all of the shareholders entitled to vote at a general meeting of the company (or such lower threshold as may be allowed under the Companies Act from time to time). We will provide our public shareholders (other than our initial shareholders, directors and officers) with the opportunity to redeem all or a portion of their public shares in connection with a shareholder vote to pass a special resolution amending our amended and restated memorandum and articles of association in this way. Public shareholders (other than our initial shareholders, directors and officers) will be given an opportunity to redeem their public shares in accordance with our amended and restated memorandum and articles of association upon the approval or effectiveness of any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window, or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity.

If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will:

•   conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

• file proxy materials with the SEC.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Duties of directors

As a matter of Cayman Islands law, a director owes three types of duties to the company: (i) statutory duties, (ii) fiduciary duties, and (iii) common law duties. The Companies Act imposes a number of statutory duties on a director. A Cayman Islands director’s fiduciary duties are not codified, however the courts of the Cayman Islands have held that a director owes the following fiduciary duties (a) a duty to act in what the director bona fide considers to be in the best interests of the company, (b) a duty to exercise their powers for the purposes they were conferred, (c) a duty to avoid fettering his or her discretion in the future and (d) a duty to avoid conflicts of interest and of duty. The common law duties owed by a director are those to act with skill, care and diligence that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and, also, to act with the skill, care and diligence in keeping with a standard of care commensurate with any particular skill they have which enables them to meet a higher standard than a director without those skills. In fulfilling their duty of care to us, our directors must ensure compliance with our amended articles of association, as amended and restated from time to time. We have the right to seek damages where certain duties owed by any of our directors are breached.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Luisa Ingargiola*	Avalon GloboCare Corp.	Bio-tech healthcare	Chief Financial Officer
	DragonFly Energy.	manufacturer of lithium batteries	Lead Independent Director and Chair Audit Committee
	D. Boral Arc Acquisition I Corp	SPAC	Director
	D. Boral Acquisition I Corporation	SPAC	Director
	New America Acquisition Corp	SPAC	Director
	Fusion Fuel Green PL	Hydrogen Fuel Producer	Director and Audit Committee Chair
	Vision Marine	Power Train System	Director and Audit Committee Chair
David Pfeffer*	BrickCiti Capital, LLC	Investment Services	Lead Independent Director and Chief Executive Officer
	Atlantic International Corp.	Staffing	Independent Director
Kyle Miller*	EP Wealth Advisors	Investment Advisor	Chief M&A Partnership Officer

____________

*        The term of office of this director shall begin upon the date of commencement of the trading of our units on Nasdaq.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the articles of association or alternatively by shareholder approval at general meetings.

Our amended and restated memorandum and articles of association provide that a director may be or become a director or other officer of or otherwise interested in any company promoted by the company or in which the company may be interested as a shareholder, a contracting party or otherwise, and no such director shall be accountable to the company for any remuneration or other benefits received by him as a director or officer of, or from his interest in, such other company. Our amended and restated memorandum and articles of association further provide that no person shall be disqualified from the office of director or prevented by such office from contracting with the company, either as vendor, purchaser or otherwise, nor shall any such contract or any contract or transaction entered into by or on behalf of the Company in which any director shall be in any way interested be or be liable to be avoided, nor shall any director so contracting or being so interested be liable to account to the company for any profit realized by or arising in connection with any such contract or transaction by reason of such director holding office or of the fiduciary relationship thereby established. A director shall be at liberty to vote in respect of any contract or transaction in which he is interested provided that the nature of the interest of any director in any such contract or transaction shall be disclosed by him at or prior to its consideration and any vote thereon.

Furthermore, our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law, none of the sponsor or any individual serving as a director or an officer (“Management”) shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as the Company. To the fullest extent permitted by applicable law, the Company renounces in its amended and restated memorandum and articles of association any interest or expectancy of the company in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for Management, on the one hand, and the Company, on the other or (b) the presentation of which would breach an existing legal obligation of a member of Management to any other entity. Except to the extent expressly assumed by contract, to the fullest extent permitted by applicable law, Management shall have no duty to communicate or offer any such corporate opportunity to the Company and shall not be liable to the Company or its shareholders for breach of any fiduciary duty as a shareholder, director and/or officer solely by reason of the fact that such person pursues or acquires such corporate opportunity for itself, himself or herself, directs such corporate opportunity to another person, or does not communicate information regarding such corporate opportunity to the Company. Except as provided elsewhere in the amended and restated memorandum and articles of association, to the fullest extent permitted by applicable law the Company renounces any interest or expectancy of the Company in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for both the Company and Management, about which a director and/or officer who is also a member of Management acquires knowledge.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights (if any) with respect to their founder shares, private shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and the private shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private units will expire worthless. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $2,625,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.002 per share) and the $2,600,000 purchase price for the private units (or $10.00 per unit), which may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares and if our sponsor were required to pay cash to exercise the private warrants.

•        certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our promoters and our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
JAB Acquisition Sponsor I, LLC	8,571,429 Class A ordinary shares(1)	$25,000
	260,000 private placement units to be purchased simultaneously with the closing of this offering	$2,600,000
	$10,000 per month to an affiliate of the sponsor, commencing on the first date on which our securities are listed on the Nasdaq	Office space, utilities and secretarial and administrative support services
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Up to $600,000 in working capital loans, which loans may be converted into units of the post-business combination entity on substantially equivalent terms to the private placement units at the price of $10.00 per private placement unit

Working capital loans to finance transaction costs in connection with an initial business combination
Joshua Jagid, CEO	1,314,282 founder shares (indirect ownership through sponsor membership)	Nominal price of $.002 per share
Jack Bressman, COO and CFO	657,221 founder shares (indirect ownership through sponsor membership)	Nominal price of $.002 per share
Luisa Ingargiola, Director Nominee	35,000 private placement shares	Services rendered
David Pfeffer, Director Nominee	30,000 private placement shares	Services rendered
Kyle Miller, Director Nominee	30,000 private placement shares	Services rendered
JAB Acquisition Sponsor I, LLC, our officers, directors, advisor or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

(1)      Assumes the Class B ordinary shares issued as founder shares are converted into Class A ordinary shares on a one-for-one basis and the full forfeiture of 1,285,714 founder shares and no exercise of the underwriters’ over-allotment option.

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
JAB Acquisition Sponsor I, LLC, our officers, directors, advisor or our or their affiliates	Finder’s fees, advisory fees, consulting fees, or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

D. Boral Capital LLC(1)	1,000,000 representative shares; $1,000,000 in cash and 7% deferred underwriting commissions (not exceeding $500,000)	Underwriter compensation in connection with this offering

(1)      D. Boral Capital, the sole book-running manager and representative of the underwriters beneficially owns the representative shares

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to (i) a letter agreement to be entered into among us, our sponsor, directors and officers and (ii) the underwriting agreement between us and the representative, each has agreed to restrictions on its ability to transfer, assign, or sell the private units and representative shares, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Private units (including component securities and securities underlying those component securities)	Locked up until the closing of the initial business combination	JAB Acquisition Sponsor I, LLC

The securities are not transferable or saleable except in each case (a) to the subscriber’s officers or directors, any affiliates or family members of any of the Subscriber’s officers or directors, any members of the sponsor, or any affiliates of the sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by virtue of the laws of the State of New York or Subscriber’s partnership agreement in the event of a subscriber’s liquidation; (f) in the event of the Company’s liquidation prior to the consummation of a Business Combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by the sponsor and the Subscriber with respect to such securities.

Any units, warrants, rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, warrants, or rights	Completion of the initial business combination	JAB Acquisition Sponsor I, LLC	The lock-up period pursuant to the letter agreement can be waived with the prior written consent of D. Boral Capital.
Representative shares	The completion of the initial business combination	D. Boral Capital

The lock-up period pursuant to the underwriting agreement can be waived with our prior written consent. See “Underwriting (Conflicts of Interest — Representative Shares.”

Subject to FINRA rules, D. Boral Capital may transfer the representative shares in a Permitted Transfer.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which this prospectus forms a part pursuant to Rule 5110(e)(1) of FINRA’s Conduct Rules.

D. Boral Capital

Subject to FINRA rules, the securities are not transferable or saleable except to (i) the representative or an underwriter or selected dealer in connection with this offering, (ii) a bona fide officer, partner, registered person or affiliate of the representative or of any such underwriter or selected dealer or (iii) the issuer in a transaction exempt from registration with the SEC.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The following table illustrates the difference between the public offering price and our net tangible book value (NTBV), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option. See the section “Dilution.”

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement units, as further described in this prospectus, and (B) assumes the issuance of 15,000,000 Class A ordinary shares (or 17,250,000 Class A ordinary shares if the underwriter’s over-allotment option is exercised in full), 260,000 private placement units (whether or not the underwriters’ over-allotment option is exercised in full) at a price of $10.00. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares. In the event that following this offering we obtain working capital loans from our sponsor, members of our management team or their affiliates or other third parties to finance transaction costs related to our initial business combination, up to $600,000 of such loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender. Since we intend to seek an initial business combination with a target company having an aggregate enterprise value greater than the anticipated net proceeds of this offering and the sale of private placement units, we may need to issue additional ordinary shares, preference shares and convertible equity or debt securities in connection with an initial business combination. The terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans. Prior to the completion of our initial business combination, we do not expect to seek loans from parties other than our sponsor or an affiliate of our sponsor as we do not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in our trust account.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement units, as further described in this prospectus, and (B) assumes the issuance of 15,000,000 Class A ordinary shares (or 17,250,000 Class A ordinary shares if the underwriter’s over-allotment option is exercised in full), 260,000 private placement units (whether or not the underwriters’ over-allotment option is exercised in full) at a price of $10.00. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares. In the event that following this offering we obtain working capital loans from our sponsor, members of our management team or their affiliates or other third parties to finance transaction costs related to our initial business combination, up to $600,000 of such loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender. Since we intend to seek an initial business combination with a target company having an aggregate enterprise value greater than the anticipated net proceeds of this offering and the sale of private placement units, we may need to issue additional ordinary shares, preference shares and convertible equity or debt securities in connection with an initial business combination. The terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans. Prior to the completion of our initial business combination, we do not expect to seek loans from parties other than our sponsor or an affiliate of our sponsor as we do not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in our trust account.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

For purposes of presenting the Maximum Redemption scenario, we have reduced our NTBV after this offering (assuming no exercise of the underwriter’s option to purchase additional units) by $10.00 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest (less up to $100,000 of interest to pay dissolution expenses), divided by the number of Class A ordinary shares sold in this offering).

As of March 24, 2026

Net Tangible Book Value Per Share, as Adjusted As of March 24, 2026
Offering Price of $10.00 per Unit		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.10	$3.90	$5.40	$4.60	$4.39	$5.61	$2.82	$7.18	$0.04	$9.96
Assuming No Exercise of Over-Allotment Option
$6.05	$3.94	$5.35	$4.65	$4.34	$5.66	$2.78	$7.22	$0.02	$9.98